Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Related Party Costs		€ 1,321.8	€ 1,173.7		€ 918.4
Net Sales		11,820.0	10,944.0		8,962.7
Cost of sales	[1]	(6,540.2)	(5,914.8)		(4,942.5)
Gross profit		5,279.8	5,029.2		4,020.2
Other income		0.0	0.0		95.8
Research and development costs		(1,968.5)	(1,575.9)		(1,259.7)
Selling, general and administrative costs		(520.5)	(488.0)		(416.6)
Income from operations		2,790.8	2,965.3		2,439.7
Interest and other, net		(25.0)	(28.3)		(50.3)
Income before income taxes		2,765.8	2,937.0	[2]	2,389.4
Provision for income taxes		(191.7)	(351.6)	[2]	(306.0)
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest		2,574.1	2,585.4		2,083.4
Profit (loss) related to equity method investments		(18.2)	(6.2)		16.7
Net income		€ 2,592.3	€ 2,591.6		€ 2,066.7
Basic net income per ordinary share (in EUR per share)		€ 6.16	€ 6.10		€ 4.81
Diluted net income per ordinary share (in EUR per share)	[3]	€ 6.15	€ 6.08		€ 4.79
Number of ordinary shares used in computing per share amounts
Basic		420.8	424.9		429.8
Weighted Average Number of Shares Outstanding, Diluted		421.6	426.4		431.6
System sales
Net Sales		€ 8,996.2	€ 8,259.1		€ 6,424.4
Cost of sales		(4,676.2)	(4,141.2)		(3,439.9)
Service and field option sales
Net Sales		2,823.8	2,684.9		2,538.3
Cost of sales		€ (1,864.0)	€ (1,773.6)		€ (1,502.6)

[1]	1. Cost of sales includes amounts with related parties of €1,321.8 million, €1,173.7 million and €918.4 million in 2019, 2018, and 2017, respectively.
[2]
1.
In 2017 and 2018, Provision for income taxes deferred included the tax expense related to changes in the uncertain tax positions, which has been corrected into Provision for income taxes current. The impact is a reclassification for 2018 of €57.0 million from Provision from income taxes deferred to Provision from income taxes current, which is split €50.4 million from Netherlands and €6.6 million from Foreign. The impact is a reclassification for 2017 of €17.5 million from Provision from income taxes deferred to Provision from income taxes current, which includes €6.3 million from Netherlands and €11.2 million from Foreign. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.

[3]
1.
The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.